Equity - Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (404,181)	₩ (260,156)
Change due to fair value	(1,172,302)	97,138
Reclassification:
Change due to impairment or disposal	(114,399)	(85,474)
Effect of hedge accounting	(209,869)	144,750
Hedging	175,902	(124,020)
Effects from changes in foreign exchange rate	333,732	(218,866)
Remeasurements of the defined benefit plans	59,441	21,422
Deferred income taxes	309,706	(8,794)
Transfer to other account	35,574	27,825
Non-controlling interests	1,460	1,994
Ending balance	(984,936)	(404,181)
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	146,829	233,328
Change due to fair value	(1,110,290)	(3,601)
Reclassification:
Change due to impairment or disposal	(114,399)	(105,274)
Effect of hedge accounting	0
Hedging	10,627	(4,395)
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	334,391	26,486
Transfer to other account	0
Non-controlling interests	2,547	285
Ending balance	(730,295)	146,829
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
Accumulated other comprehensive income [Line Items]
Beginning balance	161,919	71,621
Change due to fair value	(31,924)	125,298
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0	74
Remeasurements of the defined benefit plans	0
Deferred income taxes	11,826	(35,074)
Transfer to other account	0
Non-controlling interests	0
Ending balance	141,821	161,919
Equity in other comprehensive income (loss) associates
Accumulated other comprehensive income [Line Items]
Beginning balance	4,875	8,193
Change due to fair value	6,517	(1,080)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0	(355)
Remeasurements of the defined benefit plans	0
Deferred income taxes	(3,769)	(1,883)
Transfer to other account	0
Non-controlling interests	0
Ending balance	7,623	4,875
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(377,061)	(217,465)
Change due to fair value	0
Reclassification:
Change due to impairment or disposal	0	5,858
Effect of hedge accounting	0
Hedging	(74,525)	45,083
Effects from changes in foreign exchange rate	333,059	(219,306)
Remeasurements of the defined benefit plans	0
Deferred income taxes	(6,226)	7,000
Transfer to other account	0
Non-controlling interests	(466)	1,769
Ending balance	(125,219)	(377,061)
Net gain (loss) from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	(48,171)	(33,711)
Change due to fair value	0
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	(209,869)	144,750
Hedging	239,800	(164,708)
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	(8,231)	5,498
Transfer to other account	0
Non-controlling interests	0
Ending balance	(26,471)	(48,171)
Reserve of separate account [Member]
Accumulated other comprehensive income [Line Items]
Beginning balance	18,423	14,539
Change due to fair value	(56,484)	5,358
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	15,211	(1,474)
Transfer to other account	0
Non-controlling interests	0
Ending balance	(22,850)	18,423
Remeasure-ments of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(385,780)	(401,532)
Change due to fair value	0
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	59,441	21,422
Deferred income taxes	(16,164)	(5,610)
Transfer to other account	0
Non-controlling interests	(621)	(60)
Ending balance	(343,124)	(385,780)
Equity in other comprehensive income (expense) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(26)	(16)
Change due to fair value	(3)	(15)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	1	5
Transfer to other account	0
Non-controlling interests	0
Ending balance	(28)	(26)
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	79,982	73,142
Change due to fair value	21,408	(19,133)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	673	721
Remeasurements of the defined benefit plans	0
Deferred income taxes	(16,061)	(2,573)
Transfer to other account	29,421	27,825
Non-controlling interests	0
Ending balance	115,423	79,982
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
Accumulated other comprehensive income [Line Items]
Beginning balance	(5,171)	(8,255)
Change due to fair value	(1,526)	(9,689)
Reclassification:
Change due to impairment or disposal	0	13,942
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	(1,272)	(1,169)
Transfer to other account	6,153
Non-controlling interests	0
Ending balance	₩ (1,816)	₩ (5,171)